Note 15 - Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
Note
15
Financial assets and liabilities

The group has the following financial instruments:

- Loans and receivables: Trade receivables, other receivables and current and non-current financial assets.

- Equity instruments: Holdings of publicly traded securities.

- Loans, borrowings and payables: Interest bearing loans, finance lease liabilities, short (liability) positions, trade payables, other payables and other current and non-current financial liabilities.

The table below shows the various financial assets and liabilities, grouped in the different categories of financial instruments according to IFRS
9.

	Financial		Financial
	assets at		liabilities
	fair value	Debt	at fair value	Financial
	through	instrument at	through	liabilities
[US$ thousands]	net income	amortized	net income	at amortized
As of December 31, 2017	(loss)	cost	(loss)	cost	Total
Financial assets
Non-current
Other financial assets (1)	—	1,857	—	—	1,857
Current
Trade receivables (Note 20)	—	31,072	—	—	31,072
Other receivables (Note 20)	—	7,865	—	—	7,865
Total	—	40,795	—	—	40,795

Financial liabilities
Non-current
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	4,032	4,032
Other non-current liabilities	—	—	—	87	87
Current
Trade and other payables (Note 21)	—	—	—	21,401	21,401
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	2,073	2,073
Other current liabilities (Note 14)	—	—	600	7,595	8,195
Total	—	—	600	35,789	35,789

(1)	Includes long-term deposits for office rent.

	Financial		Financial
	assets at		liabilities
	fair value	Debt	at fair value	Financial
	through	instrument at	through	liabilities
[US$ thousands]	net income	amortized	net income	at amortized
As of December 31, 2018	(loss)	cost	(loss)	cost	Total
Assets
Non-current
Other financial assets - non-current (2)	—	2,025	—	—	2,025
Investment in associate (preferred shares in StarMaker) (Note 29)	30,000	—	—	—	30,000
Current
Trade receivables (Note 20)	—	37,468	—	—	37,468
Other receivables (Note 20)	—	7,123	—	—	7,123
Other financial assets - current (3)	1,165	89	—	—	1,254
Total financial assets	1,165	46,704	—	—	77,869

Liabilities
Non-current					—
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	2,271	2,271
Other non-current liabilities	—	—	—	212	212
Current
Trade and other payables (Note 21)	—	—	—	17,957	17,957
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	2,490	2,490
Other current liabilities (Note 14) (3)	—	—	500	9,201	9,701
Total financial liabilities	—	—	500	32,132	32,632

(2)	Includes long-term deposits for office rent.
(3)	The Group holds certain publicly traded securities. See Note 17 for more information.

The table below specifies the gain (loss) in
2018
from the Group’s investments in listed equity instruments. The Group did not
invest in listed equity instruments in prior periods.

[US$ thousands]	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	(1,353)	(169)	(1,522)
Short positions	48	(11)	38
Total	(1,305)	(180)	(1,485)

Net loss from publicly traded securities is recognized in the Statement of Operations as finance expense.

Fair value of financial instruments

The fair values of cash and cash equivalents, trade receivables, accounts payables and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For finance lease liabilities and other loans, the difference between the carrying amount and fair value is not
material.

The fair values of financial assets and liabilities are measured as the price that would be received to sell the assets or paid to transfer the liabilities in an orderly transaction between market participants at the measurement date.

Fair values of listed equity instruments are determined by reference to published price quotations in an active market. Short positions in listed equity instruments are equally measured at the published price quotations of the equity instrument the Group has a short position in.

The fair value of preferred shares in StarMaker is measured at each reporting date using a discounted cash flow method. Free cash flow is estimated based on company budgets and forecasts and discounted by weighted average cost of capital (WACC). Terminal value is calculated using Gordon growth. The fair value of the Group’s preferred shares in StarMaker was the same as of
December 31, 2018
as of the point in time of acquisition, at
November 5, 2018,
and
no
adjustment has been made to account for the below specified commitments by the investee over the short time period of relevance. The preferred shares have the following rights and benefits over other shares in StarMaker:
1
) priority on any dividend equal to a specified annual minimum return on the invested amount,
2
) liquidation preference up to the invested amount,
3
) ability to reclaim the invested amount plus a specified return p.a. following certain covenant breaches.

The measurement of fair value of the Group’s preferred shares in StarMaker as of
December 31, 2018,
is based on significant unobservable input, including

- long-term growth of
5%

- long-term EBITDA margin of
34%

- WACC of
21%

If the long-term growth increased by
1
percentage point, or the long-term EBITDA margin increased by
2
percentage points, the fair value of the Group’s preferred shares would increase by
US$2.0
million. If the cost of capital was reduced by
1
percentage point, the fair value would increase by
US$3.3
million.

Due to the rights and benefits inherent in the Group’s preferred shares, the risk of loss in future periods is immaterial.

Fair value measurement hierarchy for liabilities as of
31
December 2017:

[US$ thousands]	Date of valuation	Carrying amount	Fair value	Level 1	Level 2	Level 3
Liabilities measured at fair value
Contingent consideration (Note 12)	December 31, 2017	600	600			X
Liabilities for which fair values are disclosed
Financial lease liabilities and other loans (Note 10)	December 31, 2017	6,106	6,106		X

There were
no
financial assets measured at fair value as of
December 31, 2017.
For all other financial assets, the carrying amount approximated fair value.

Fair value measurement hierarchy for assets as of
31
December 2018:

[US$ thousands]	Date of valuation	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets measured at fair value
Other financial assets (listed equity instruments)	December 31, 2018	1,165	1,165	X
Investment in associate (preferred shares in StarMaker) (Note 29)	December 31, 2018	30,000	30,000			X

Fair value measurement hierarchy for liabilities as of
31
December 2018:

[US$ thousands]	Date of valuation	Carrying amount	Fair value	Level 1	Level 2	Level 3
Liabilities measured at fair value
Other liabilities (short position)	December 31, 2018	500	500	X
Liabilities for which fair values are disclosed
Finance lease liabilities and other loans (Note 10)	December 31, 2018	4,762	4,762		X